CONDENSED SCHEDULES OF INVESTMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	$ 7,203,603	$ 3,800,136
Percent of Members' Capital	4.31%	1.40%
Maximum
CONDENSED SCHEDULES OF INVESTMENTS
Single investment threshold as a percentage of members' capital	5.00%	5.00%
Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	1,184,474	1,106,968
Percent of Members' Capital	0.70%	0.41%
Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	47,676	85,496
Percent of Members' Capital	0.03%	0.03%
Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	854,236	655,236
Percent of Members' Capital	0.51%	0.24%
Energy
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	(227,671)	434,980
Percent of Members' Capital	(0.13%)	0.16%
Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	1,442,857	168,273
Percent of Members' Capital	0.86%	0.06%
Metals
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	22,055	(1,636,708)
Percent of Members' Capital	0.02%	(0.60%)
Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	3,879,976	2,985,891
Percent of Members' Capital	2.32%	1.10%
Long Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	3,371,372	2,463,844
Percent of Members' Capital	2.02%	0.90%
Long Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	614	326
Net Unrealized Profit (Loss) on Open Positions	(278,619)	(168,590)
Percent of Members' Capital	(0.17%)	(0.06%)
Long Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	46	105
Net Unrealized Profit (Loss) on Open Positions	17,340	(14,529)
Percent of Members' Capital	0.01%	(0.01%)
Long Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	11,227,496,417	5,687,194,796
Net Unrealized Profit (Loss) on Open Positions	349,522	27,838
Percent of Members' Capital	0.21%	0.01%
Long Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	621	248
Net Unrealized Profit (Loss) on Open Positions	(242,123)	268,765
Percent of Members' Capital	(0.14%)	0.10%
Long Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	3,432	7,047
Net Unrealized Profit (Loss) on Open Positions	(704,833)	199,089
Percent of Members' Capital	(0.42%)	0.07%
Long Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	528	1,029
Net Unrealized Profit (Loss) on Open Positions	326,364	(861,550)
Percent of Members' Capital	0.20%	(0.32%)
Long Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	1,589	4,017
Net Unrealized Profit (Loss) on Open Positions	3,903,721	3,012,821
Percent of Members' Capital	2.33%	1.11%
Short Positions
CONDENSED SCHEDULES OF INVESTMENTS
Net Unrealized Profit (Loss) on Open Positions	3,832,231	1,336,292
Percent of Members' Capital	2.29%	0.50%
Short Positions | Agriculture
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(1,599)	(1,375)
Net Unrealized Profit (Loss) on Open Positions	1,463,093	1,275,558
Percent of Members' Capital	0.87%	0.47%
Short Positions | Currencies | Futures
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(41)	(14)
Net Unrealized Profit (Loss) on Open Positions	30,336	100,025
Percent of Members' Capital	0.02%	(0.04%)
Short Positions | Currencies | Forwards
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(10,788,044,279)	(6,394,391,628)
Net Unrealized Profit (Loss) on Open Positions	504,714	627,398
Percent of Members' Capital	0.30%	0.23%
Short Positions | Energy
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(3)	(693)
Net Unrealized Profit (Loss) on Open Positions	14,452	166,215
Percent of Members' Capital	0.01%	0.06%
Short Positions | Interest rates
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(3,172)	(624)
Net Unrealized Profit (Loss) on Open Positions	2,147,690	(30,816)
Percent of Members' Capital	1.28%	(0.01%)
Short Positions | Metals
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(603)	(735)
Net Unrealized Profit (Loss) on Open Positions	(304,309)	(775,158)
Percent of Members' Capital	(0.18%)	(0.28%)
Short Positions | Stock indices
CONDENSED SCHEDULES OF INVESTMENTS
Number of Contracts/Notional	(224)	(15)
Net Unrealized Profit (Loss) on Open Positions	$ (23,745)	$ (26,930)
Percent of Members' Capital	(0.01%)	(0.01%)